BUSINESS COMBINATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
BUSINESS COMBINATION
Schedule of consideration paid for Optile and the amounts of the assets acquired and liabilities assumed recognized

The following table summarizes the consideration paid for Optile and the amounts of the assets acquired and liabilities assumed recognized at the closing date:

At February 4, 2020
Consideration
Cash consideration	$15,678
Fair value of Earn-Out amount	4,044
Deferred consideration	2,925
Acquirer stock consideration	15,543
Other noncash consideration	393
Fair value of total consideration transferred:	$38,583

Recognized amounts of identifiable assets acquired, and liabilities assumed:
Working capital (including cash and cash equivalents in the amount of $196)	167
Property, plant, and equipment	162
Identifiable intangible assets	17,805
Total identifiable net assets	18,134
Goodwill	20,449
Total identifiable net assets and goodwill	$38,583

At February 4, 2020
Consideration
Cash consideration	$15,678
Fair value of Earn-Out amount	4,044
Deferred consideration	2,925
Acquirer stock consideration	15,543
Other noncash consideration	393
Fair value of total consideration transferred:	$38,583

Recognized amounts of identifiable assets acquired, and liabilities assumed:
Working capital (including cash and cash equivalents in the amount of $196)	167
Property, plant, and equipment	162
Identifiable intangible assets	17,805
Total identifiable net assets	18,134
Goodwill	20,449
Total identifiable net assets and goodwill	$38,583